SEGMENT REPORTING - Revenue and operating income (loss) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
SEGMENT REPORTING
Commissions	$ 1,750,159		$ 2,679,673		$ 5,937,532
Vetting fees	340,050		499,125		1,459,321
Clearing fees	624,550		756,393		3,165,714
Net gain/(loss) on firm trading accounts	6,390		10,046		6,580
Other revenue	9,650		56,246		287,465
TOTAL REVENUES	2,730,799		4,001,483		10,856,612
Loss from operations	(398,919)	$ (577,313)	(14,268,826)	$ (1,485,122)	(4,917,281)
Total assets	57,466,554	$ 58,621,911	57,466,554	$ 58,621,911	60,892,833
Single reportable segment
SEGMENT REPORTING
Commissions			2,679,673		5,937,532
Vetting fees			499,125		1,459,321
Clearing fees			756,393		3,165,714
Net gain/(loss) on firm trading accounts			10,046		6,580
Other revenue			56,246		287,465
TOTAL REVENUES			4,001,483		10,856,612
Loss from operations			(14,268,826)		(4,917,281)
Total assets	$ 57,466,554		$ 57,466,554		$ 60,892,833